Share-based awards and other equity instruments (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of stock options activity
The following table presents a summary of our share option activity:

	Options	Weighted average exercise price	Remaining contractual life	Aggregate intrinsic value
		(in €)	(In years)	(€ in thousands)
Balance as of January 1, 2022	23,827,946	2.64	11	30,237
Granted	9,393,407	0.20
Exercised	1,946,023	0.06
Cancelled	3,917,532	1.13
Balance as of December 31, 2022	27,357,798	2.30	10	23,179
Exercisable as of December 31, 2022	15,617,002	3.57	13	11,200
The following table summarizes information about share options vested and expected to vest as of December 31, 2022:

Fully Vested and Expected to Vest	Options	Weighted average exercise price	Remaining contractual life	Aggregate intrinsic value
		(in €)	(In years)	(€ in thousands)
Outstanding	26,104,057	2.41	10	21,672
Currently Exercisable	15,208,472	3.66	13	10,710

Schedule of RSU activity
The following table presents a summary of our restricted stock units (RSUs):

	RSUs	Weighted Average Grant Date Fair Value	Remaining contractual life
		(in €)	(in years)
Balance as of January 1, 2022	1,366,123	2.92	6
Granted	3,730,412	1.94
Vested	1,400,669	2.43
Cancelled	723,842	2.56
Balance as of December 31, 2022	2,972,024	1.94	6

Schedule of stock options valuation assumptions
The fair value of share awards granted during the years ended December 31, 2022, 2021 and 2020, were estimated at the date of grant using appropriate valuation techniques, including the Black-Scholes and Monte Carlo simulation pricing models, assuming the following weighted average assumptions:

	Year ended December 31,
	2022	2021	2020
Risk-free interest rate	1.04%	(0.46)%	(0.20)%
Expected volatility	69%	71%	60%
Expected life (in years)	4.31	4.41	4.12
Dividend yield	—%	—%	—%
Weighted-average estimated fair value of options granted during the year	€1	€4	€1